UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

DWS Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2013 Semiannual Report to Shareholders

DWS U.S. Bond Index Fund
Contents
4 Letter to Shareholders
5 Performance Summary
7 Portfolio Management
7 Portfolio Summary
9 Investment Portfolio
37 Statement of Assets and Liabilities
39 Statement of Operations
40 Statement of Changes in Net Assets
41 Financial Highlights
44 Notes to Financial Statements
52 Information About Your Fund's Expenses
54 Summary of Management Fee Evaluation by Independent Fee Consultant
58 Account Management Resources
60 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

The first half of 2013 brought welcome evidence that the U.S. economic recovery is gaining traction. Consumer confidence reached its highest level since 2007, U.S. stock market indexes marked a series of record highs and the housing market continues its recovery.

According to Asoka Wohrmann, co-chief investment officer for Deutsche Asset & Wealth Management, "The revival of the employment market, good asset performance with rising home and share prices, and an expansive monetary policy gives further growth momentum to the real economy. Accordingly, U.S. economic growth could accelerate in the coming months."

Nevertheless, concerns about the European and emerging-market economies persist. Closer to home, the outlook remains guarded when it comes to the eventual end of government intervention in the bond market and the full effects of reduced government spending on employment.

Where does this leave you? That depends on a variety of factors, including your overall portfolio allocation. Given the uncertainties in today's bond and stock markets, it may be time for a thoughtful evaluation of your strategy.

Talk with a trusted advisor to determine whether any adjustments may be in order, given your specific objectives and risk tolerance. We believe even the most sophisticated investor can benefit from the assistance of a trusted, objective financial professional.

Remember that Deutsche Asset & Wealth Management gives you access to Deutsche Bank's global network of economists, analysts and investment professionals. Insights are always at your fingertips at dws-investments.com.

Best regards,
Douglas Beck, CFA President, DWS Funds

Performance Summary June 30, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/13
Unadjusted for Sales Charge	-2.74%	-1.26%	4.44%	3.90%
Adjusted for the Maximum Sales Charge (max 2.75% load)	-5.42%	-3.97%	3.86%	3.61%
Barclays U.S. Aggregate Bond Index†	-2.44%	-0.69%	5.19%	4.52%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/13
No Sales Charges	-2.66%	-1.06%	4.66%	4.14%
Barclays U.S. Aggregate Bond Index†	-2.44%	-0.69%	5.19%	4.52%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/13
No Sales Charges	-2.61%	-0.95%	4.84%	4.34%
Barclays U.S. Aggregate Bond Index†	-2.44%	-0.69%	5.19%	4.52%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2013 are 0.70%, 0.48% and 0.37% for Class A, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns shown for Class A and Class S shares prior to their inception on February 17, 2009 are derived from the historical performance of Institutional Class shares of DWS U.S. Bond Index Fund during such periods have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

‡ Total returns shown for periods less than one year are not annualized.
	Class A	Class S	Institutional Class
Net Asset Value
6/30/13	$10.44	$10.44	$10.44
12/31/12	$10.90	$10.90	$10.90
Distribution Information as of 6/30/13
Income Dividends, Six Months	$.13	$.14	$.15
Capital Gain Distributions, Six Months	$.03	$.03	$.03
June Income Dividend	$.0227	$.0242	$.0254
SEC 30-day Yield‡‡	1.79%	2.04%	2.15%
Current Annualized Distribution Rate‡‡	2.61%	2.78%	2.92%

‡‡ The SEC yield is net investment income per share earned over the month ended June 30, 2013, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.55%, 1.79% and 1.86% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.37%, 2.53% and 2.63% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management

Subadvisor

Northern Trust Investments, Inc. ("NTI"), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the fund.

Portfolio Manager

Louis R. D'Arienzo, Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Joined the fund in 1997.

• Joined Northern Trust Investments, Inc. in 2003 and is responsible for the management of various fixed income index portfolios.

Portfolio Summary (Unaudited)
Investment Portfolio as of June 30, 2013 (Unaudited)
	Principal Amount ($)	Value ($)

Corporate Bonds 24.2%
Consumer Discretionary 1.7%
CBS Corp., 5.75%, 4/15/2020	165,000	187,147
Comcast Corp.:
6.4%, 5/15/2038	80,000	95,486
6.95%, 8/15/2037	125,000	157,341
DIRECTV Holdings LLC:
3.55%, 3/15/2015	125,000	129,772
5.875%, 10/1/2019	80,000	90,032
Historic TW, Inc., 6.625%, 5/15/2029	10,000	11,672
Home Depot, Inc., 5.4%, 3/1/2016 (a)	245,000	273,000
Johnson Controls, Inc., 5.0%, 3/30/2020	75,000	82,370
Lowe's Companies, Inc., 5.0%, 10/15/2015	105,000	114,901
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	55,247
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	145,000	169,046
Series I, 6.3%, 10/15/2037	60,000	75,055
McGraw Hill Financial, Inc., 5.9%, 11/15/2017	40,000	43,698
NBCUniversal Media LLC, 5.15%, 4/30/2020	40,000	45,540
News America, Inc.:
6.4%, 12/15/2035	40,000	44,680
6.65%, 11/15/2037	80,000	92,060
6.9%, 3/1/2019	80,000	96,626
6.9%, 8/15/2039	40,000	47,044
Nordstrom, Inc., 6.25%, 1/15/2018 (a)	125,000	145,305
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	92,423
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	40,000	47,295
Target Corp.:
5.375%, 5/1/2017	100,000	113,351
7.0%, 1/15/2038	75,000	97,894
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	101,632
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	91,145
Time Warner Cable, Inc.:
6.75%, 6/15/2039	185,000	188,716
8.75%, 2/14/2019	105,000	128,885
Time Warner Companies, Inc., 6.95%, 1/15/2028	25,000	30,056
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	87,222
6.25%, 3/29/2041	80,000	88,271
7.7%, 5/1/2032	21,000	26,700
VF Corp., 6.45%, 11/1/2037	15,000	17,928
Viacom, Inc., 6.875%, 4/30/2036	80,000	93,650
Walt Disney Co.:
3.7%, 12/1/2042	80,000	70,364
Series B, 5.875%, 12/15/2017	40,000	46,749
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	38,956
Yum! Brands, Inc., 6.25%, 4/15/2016	40,000	44,816
		3,362,075
Consumer Staples 2.0%
Altria Group, Inc.:
9.25%, 8/6/2019	35,000	46,354
10.2%, 2/6/2039	164,000	246,832
Anheuser-Busch Companies, Inc., 5.95%, 1/15/2033	40,000	46,984
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	125,000	108,302
5.375%, 1/15/2020	245,000	282,454
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	60,000	52,522
Beam, Inc., 5.375%, 1/15/2016	13,000	14,209
Bottling Group LLC, 5.5%, 4/1/2016	40,000	44,624
ConAgra Foods, Inc.:
7.0%, 4/15/2019	40,000	48,240
7.125%, 10/1/2026	80,000	97,201
Costco Wholesale Corp., 5.5%, 3/15/2017	105,000	119,641
CVS Caremark Corp.:
5.75%, 6/1/2017	22,000	25,274
6.25%, 6/1/2027	80,000	94,829
Diageo Capital PLC, 5.75%, 10/23/2017	165,000	189,790
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	16,635
General Mills, Inc.:
5.2%, 3/17/2015	185,000	198,687
5.7%, 2/15/2017	40,000	45,298
Kellogg Co., Series B, 7.45%, 4/1/2031	40,000	51,619
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	52,227
Kraft Foods Group, Inc., 5.0%, 6/4/2042	50,000	50,635
Kroger Co.:
3.9%, 10/1/2015	80,000	84,801
8.0%, 9/15/2029	40,000	50,244
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	40,000	43,907
5.9%, 11/1/2039	20,000	21,972
Mondelez International, Inc.:
6.125%, 2/1/2018	290,000	335,163
6.5%, 8/11/2017	80,000	93,012
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	32,077
PepsiCo, Inc.:
4.5%, 1/15/2020	245,000	270,505
5.0%, 6/1/2018	80,000	90,560
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	144,104
6.375%, 5/16/2038	20,000	23,769
Procter & Gamble Co.:
4.7%, 2/15/2019	165,000	186,096
4.85%, 12/15/2015	125,000	137,443
Reynolds American, Inc., 7.625%, 6/1/2016	60,000	69,953
Safeway, Inc., 5.0%, 8/15/2019	80,000	84,911
Wal-Mart Stores, Inc.:
5.0%, 10/25/2040	75,000	79,187
5.25%, 9/1/2035	100,000	108,572
5.875%, 4/5/2027	40,000	48,545
6.2%, 4/15/2038	80,000	98,165
Walgreen Co., 5.25%, 1/15/2019	125,000	141,399
		3,976,742
Energy 3.0%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	41,000	48,810
Anadarko Holding Co., 7.5%, 10/15/2026	60,000	66,934
Anadarko Petroleum Corp., 6.375%, 9/15/2017	100,000	114,998
Apache Corp., 6.0%, 1/15/2037	80,000	90,072
Apache Finance Canada Corp., 7.75%, 12/15/2029	20,000	26,045
BP Capital Markets PLC, 4.75%, 3/10/2019	290,000	322,058
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	94,702
Buckeye Partners LP, 6.05%, 1/15/2018	40,000	45,021
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	20,000	22,340
Cenovus Energy, Inc., 4.5%, 9/15/2014	165,000	172,270
Chevron Corp., 4.95%, 3/3/2019	100,000	114,845
ConocoPhillips, 5.75%, 2/1/2019	80,000	93,717
ConocoPhillips Holding Co., 6.95%, 4/15/2029	210,000	267,478
DCP Midstream LLC, 8.125%, 8/16/2030	20,000	24,416
Devon Energy Corp., 6.3%, 1/15/2019	40,000	46,346
Devon Financing Corp. LLC, 7.875%, 9/30/2031	40,000	51,794
EnCana Corp., 5.9%, 12/1/2017	125,000	141,734
Energy Transfer Partners LP:
6.125%, 2/15/2017	20,000	22,519
6.625%, 10/15/2036	20,000	21,563
9.0%, 4/15/2019	48,000	61,067
Enterprise Products Operating LLC:
5.25%, 1/31/2020	145,000	162,056
Series D, 6.875%, 3/1/2033	20,000	23,797
EOG Resources, Inc., 5.625%, 6/1/2019	165,000	193,042
Halliburton Co.:
5.9%, 9/15/2018	60,000	70,776
6.7%, 9/15/2038	60,000	75,762
7.45%, 9/15/2039	40,000	54,756
Hess Corp., 7.125%, 3/15/2033	21,000	24,687
Kerr-McGee Corp., 7.875%, 9/15/2031	60,000	74,915
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	50,000	59,527
6.95%, 1/15/2038	125,000	147,788
7.3%, 8/15/2033	40,000	47,886
7.4%, 3/15/2031	40,000	47,428
Marathon Petroleum Corp., 6.5%, 3/1/2041	80,000	91,366
Nexen, Inc., 7.875%, 3/15/2032	40,000	50,152
ONEOK Partners LP:
6.15%, 10/1/2016	60,000	68,403
8.625%, 3/1/2019	20,000	25,324
ONEOK, Inc., 5.2%, 6/15/2015	40,000	43,024
Petro-Canada, 6.8%, 5/15/2038	80,000	92,711
Petrobras International Finance Co., 5.75%, 1/20/2020	410,000	426,555
Petroleos Mexicanos:
5.5%, 1/21/2021	130,000	138,450
6.0%, 3/5/2020	245,000	269,500
Plains All American Pipeline LP:
5.75%, 1/15/2020	40,000	45,570
6.5%, 5/1/2018	80,000	94,414
Shell International Finance BV:
4.3%, 9/22/2019	65,000	72,131
6.375%, 12/15/2038	165,000	212,575
Statoil ASA, 5.25%, 4/15/2019	165,000	190,702
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	42,892
Total Capital SA, 3.0%, 6/24/2015	165,000	172,423
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	40,000	45,603
6.2%, 10/15/2037	40,000	46,784
6.35%, 5/15/2067	20,000	20,857
6.5%, 8/15/2018	125,000	150,184
Transocean, Inc.:
6.0%, 3/15/2018	40,000	44,826
6.8%, 3/15/2038	20,000	21,276
Valero Energy Corp.:
7.5%, 4/15/2032	20,000	24,413
9.375%, 3/15/2019	165,000	216,354
10.5%, 3/15/2039	30,000	45,006
Weatherford International Ltd.:
5.5%, 2/15/2016	40,000	43,291
6.0%, 3/15/2018	165,000	185,289
Williams Companies, Inc., 8.75%, 3/15/2032	58,000	73,572
Williams Partners LP, 5.25%, 3/15/2020	100,000	107,470
		5,892,266
Financials 8.4%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	82,000	92,555
6.7%, 5/15/2036	41,000	53,188
Allstate Corp., 5.35%, 6/1/2033	41,000	43,940
American Express Co., 2.65%, 12/2/2022	208,000	192,050
American International Group, Inc.:
Series MP, 5.45%, 5/18/2017	110,000	121,257
Series G, 5.85%, 1/16/2018	40,000	44,976
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	142,098
AXA SA, 8.6%, 12/15/2030	40,000	48,400
Bank of America Corp.:
5.75%, 12/1/2017	350,000	388,981
Series L, 7.625%, 6/1/2019	205,000	246,364
Bank of America NA:
5.3%, 3/15/2017	250,000	271,146
6.0%, 10/15/2036	100,000	111,196
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	35,000	40,430
5.5%, 12/1/2017	50,000	55,866
Bank of Nova Scotia, 3.4%, 1/22/2015	330,000	343,150
Bank One Corp., 7.625%, 10/15/2026	40,000	50,645
Barclays Bank PLC, 2.75%, 2/23/2015	250,000	256,300
BB&T Corp., 5.2%, 12/23/2015	210,000	229,366
Bear Stearns Companies LLC:
5.3%, 10/30/2015	125,000	136,466
5.7%, 11/15/2014	80,000	85,223
7.25%, 2/1/2018	235,000	279,824
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	100,000	111,473
Berkshire Hathaway, Inc., 3.2%, 2/11/2015	165,000	171,622
BlackRock, Inc., 3.5%, 12/10/2014	165,000	171,657
BNP Paribas SA, 2.375%, 9/14/2017	205,000	202,950
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	92,273
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	40,000	42,640
5.45%, 4/15/2018	80,000	92,280
China Development Bank Corp., 5.0%, 10/15/2015	50,000	53,875
Chubb Corp.:
6.0%, 5/11/2037	60,000	71,919
Series 1, 6.5%, 5/15/2038	20,000	25,187
Citigroup, Inc.:
4.45%, 1/10/2017	80,000	85,663
5.5%, 2/15/2017	80,000	87,486
6.0%, 8/15/2017 (a)	40,000	45,071
6.0%, 10/31/2033	80,000	78,004
6.125%, 11/21/2017	160,000	181,848
6.125%, 5/15/2018	80,000	91,579
6.625%, 6/15/2032	60,000	62,022
8.125%, 7/15/2039	80,000	105,659
8.5%, 5/22/2019	80,000	100,802
CNA Financial Corp., 5.85%, 12/15/2014	80,000	85,101
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/2022	155,000	156,088
Credit Suisse (U.S.A.), Inc., 5.125%, 8/15/2015	20,000	21,595
Credit Suisse New York, 5.3%, 8/13/2019	150,000	168,748
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	177,460
Export-Import Bank of Korea, 5.875%, 1/14/2015	200,000	212,774
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	43,075
5.45%, 1/15/2017	20,000	21,917
8.25%, 3/1/2038	40,000	50,725
Ford Motor Credit Co., LLC:
4.25%, 2/3/2017	250,000	261,207
4.25%, 9/20/2022	250,000	245,717
General Electric Capital Corp.:
3.15%, 9/7/2022	125,000	118,115
Series A, 4.875%, 3/4/2015	390,000	415,140
Series A, 5.0%, 1/8/2016	125,000	136,323
5.5%, 1/8/2020	165,000	186,035
5.875%, 1/14/2038	125,000	137,594
Series A, 6.15%, 8/7/2037	105,000	118,811
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	21,482
HCP, Inc., (REIT), 6.0%, 1/30/2017	205,000	229,965
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	59,470
HSBC Finance Corp.:
5.0%, 6/30/2015	40,000	42,784
5.5%, 1/19/2016	100,000	109,858
HSBC Holdings PLC:
5.1%, 4/5/2021	105,000	115,359
6.5%, 5/2/2036	100,000	110,859
Inter-American Development Bank, 3.875%, 9/17/2019	410,000	451,411
Jefferies Group, Inc., 8.5%, 7/15/2019	20,000	24,100
John Deere Capital Corp., 2.95%, 3/9/2015	125,000	129,715
JPMorgan Chase & Co.:
4.625%, 5/10/2021	125,000	132,129
6.0%, 1/15/2018	290,000	330,937
6.125%, 6/27/2017	40,000	45,120
6.3%, 4/23/2019	80,000	92,936
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	278,747
KeyBank NA:
5.45%, 3/3/2016	25,000	27,562
5.8%, 7/1/2014	350,000	366,025
Lincoln National Corp., 8.75%, 7/1/2019	130,000	166,677
Marsh & McLennan Companies, Inc., 5.75%, 9/15/2015	9,000	9,882
Mellon Funding Corp., 5.0%, 12/1/2014	40,000	42,345
Merrill Lynch & Co., Inc.:
6.05%, 5/16/2016	50,000	54,140
Series C, 6.4%, 8/28/2017	40,000	45,167
6.5%, 7/15/2018	40,000	44,880
MetLife, Inc.:
5.0%, 6/15/2015	145,000	155,552
6.4%, 12/15/2036	20,000	20,450
6.75%, 6/1/2016	245,000	280,410
Morgan Stanley:
5.45%, 1/9/2017	100,000	108,075
Series F, 5.625%, 9/23/2019	150,000	161,225
Series F, 6.0%, 4/28/2015	350,000	375,257
6.375%, 7/24/2042	80,000	89,253
7.3%, 5/13/2019	125,000	145,202
National City Corp., 4.9%, 1/15/2015	80,000	84,809
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	138,578
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	170,850
PNC Funding Corp.:
4.25%, 9/21/2015	125,000	132,910
6.7%, 6/10/2019	80,000	95,923
Principal Financial Group, Inc., 4.625%, 9/15/2042	100,000	95,941
ProLogis LP, (REIT), 6.625%, 5/15/2018	105,000	120,855
Protective Life Corp.:
7.375%, 10/15/2019	40,000	48,464
8.45%, 10/15/2039	40,000	51,361
Prudential Financial, Inc.:
Series D, 3.875%, 1/14/2015	80,000	83,345
Series B, 5.1%, 9/20/2014	80,000	84,064
Series B, 5.75%, 7/15/2033	20,000	21,366
Series D, 6.625%, 12/1/2037	40,000	47,474
7.375%, 6/15/2019	80,000	97,757
Royal Bank of Canada:
0.625%, 12/4/2015	40,000	39,764
1.2%, 9/19/2017	70,000	68,296
Royal Bank of Scotland PLC, 4.375%, 3/16/2016	205,000	216,996
Simon Property Group LP (REIT):
5.1%, 6/15/2015	40,000	43,246
5.25%, 12/1/2016	80,000	89,384
6.125%, 5/30/2018	105,000	123,364
The Goldman Sachs Group, Inc.:
5.375%, 3/15/2020	100,000	108,505
5.95%, 1/18/2018	105,000	117,478
6.125%, 2/15/2033	40,000	43,750
6.15%, 4/1/2018	205,000	231,002
6.25%, 9/1/2017	165,000	186,979
6.75%, 10/1/2037	195,000	199,751
The Travelers Companies, Inc., 6.25%, 6/15/2037	125,000	150,894
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	125,000	121,379
3.2%, 6/17/2015	165,000	172,497
U.S. Bancorp., 2.95%, 7/15/2022	165,000	153,062
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	55,047
5.875%, 12/20/2017	225,000	258,807
Wachovia Corp.:
5.25%, 8/1/2014	40,000	41,781
5.625%, 10/15/2016	80,000	89,917
5.75%, 6/15/2017	40,000	45,404
Wells Fargo & Co.:
3.5%, 3/8/2022	205,000	207,320
5.125%, 9/15/2016	40,000	44,203
5.375%, 2/7/2035	125,000	136,059
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	184,941
		16,334,353
Health Care 2.0%
AbbVie, Inc.:
144A, 2.9%, 11/6/2022	122,000	114,087
144A, 4.4%, 11/6/2042 (a)	41,000	38,083
Actavis, Inc., 3.25%, 10/1/2022	80,000	74,584
Aetna, Inc., 6.625%, 6/15/2036	41,000	49,229
Amgen, Inc.:
4.85%, 11/18/2014	20,000	21,116
5.375%, 5/15/2043	125,000	129,283
5.85%, 6/1/2017	105,000	119,867
AstraZeneca PLC, 5.9%, 9/15/2017	205,000	238,191
Baxter International, Inc.:
2.4%, 8/15/2022	80,000	73,902
4.625%, 3/15/2015	20,000	21,242
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	73,895
3.25%, 11/12/2020	80,000	80,897
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	90,550
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	17,000	19,848
Cardinal Health, Inc., 3.2%, 6/15/2022	80,000	76,045
Covidien International Finance SA:
6.0%, 10/15/2017	60,000	69,528
6.55%, 10/15/2037	20,000	25,265
Eli Lilly & Co., 5.2%, 3/15/2017	105,000	117,430
Express Scripts Holding Co., 7.25%, 6/15/2019	105,000	129,583
Genentech, Inc., 4.75%, 7/15/2015	40,000	43,153
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	105,000	121,773
6.375%, 5/15/2038	105,000	128,206
Johnson & Johnson:
4.85%, 5/15/2041	80,000	87,833
5.55%, 8/15/2017	80,000	92,599
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	38,210
McKesson Corp., 5.7%, 3/1/2017	60,000	67,769
Medco Health Solutions, Inc., 7.125%, 3/15/2018	60,000	72,282
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	60,000	65,086
6.5%, 3/15/2039	20,000	24,998
Merck & Co., Inc.:
5.0%, 6/30/2019	100,000	114,174
5.85%, 6/30/2039	20,000	23,642
6.5%, 12/1/2033	20,000	26,012
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	143,868
Pfizer, Inc., 6.2%, 3/15/2019	125,000	150,731
Pharmacia Corp., 6.6%, 12/1/2028	75,000	94,208
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	79,117
Teva Pharmaceutical Finance Co. BV, 2.4%, 11/10/2016	165,000	169,868
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	106,293
UnitedHealth Group, Inc.:
5.0%, 8/15/2014	9,000	9,436
6.0%, 2/15/2018	410,000	481,521
WellPoint, Inc., 5.85%, 1/15/2036	125,000	138,776
Wyeth LLC:
5.5%, 2/15/2016	40,000	44,599
5.95%, 4/1/2037	40,000	46,932
		3,933,711
Industrials 1.4%
3M Co., 5.7%, 3/15/2037	20,000	24,010
ADT Corp., 4.875%, 7/15/2042	21,000	17,828
Boeing Co.:
3.75%, 11/20/2016	80,000	86,615
6.625%, 2/15/2038	40,000	51,111
Burlington Northern Santa Fe LLC, 6.15%, 5/1/2037	95,000	110,296
Canadian National Railway Co., 6.375%, 11/15/2037	40,000	51,330
Caterpillar, Inc., 3.803%, 8/15/2042	100,000	87,177
CSX Corp.:
6.0%, 10/1/2036	80,000	90,594
6.15%, 5/1/2037	40,000	46,012
Danaher Corp., 5.625%, 1/15/2018	40,000	46,249
Deere & Co., 8.1%, 5/15/2030	40,000	56,610
Emerson Electric Co.:
4.75%, 10/15/2015	75,000	81,542
5.25%, 10/15/2018	40,000	45,982
General Electric Co.:
4.125%, 10/9/2042	80,000	74,440
5.25%, 12/6/2017	80,000	90,332
Honeywell International, Inc.:
5.3%, 3/1/2018	40,000	45,573
5.7%, 3/15/2036	40,000	46,360
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	145,000	171,744
Koninklijke Philips NV, 6.875%, 3/11/2038	75,000	93,726
Lockheed Martin Corp., 4.07%, 12/15/2042	85,000	74,215
M.D.C. Holdings, Inc., Series 001, 5.375%, 7/1/2015	25,000	26,595
Norfolk Southern Corp., 5.64%, 5/17/2029	96,000	106,385
Raytheon Co.:
4.4%, 2/15/2020	80,000	87,033
7.2%, 8/15/2027	60,000	75,358
Republic Services, Inc., 5.0%, 3/1/2020	80,000	87,578
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	48,501
Union Pacific Corp.:
5.75%, 11/15/2017	20,000	23,091
7.0%, 2/1/2016	50,000	57,003
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	52,698
United Parcel Service, Inc., 5.5%, 1/15/2018	165,000	189,888
United Technologies Corp.:
4.875%, 5/1/2015	40,000	43,094
5.375%, 12/15/2017	80,000	91,761
6.125%, 7/15/2038	165,000	201,137
Waste Management, Inc., 7.1%, 8/1/2026	80,000	98,967
Western Union Co.:
5.93%, 10/1/2016	125,000	138,919
6.2%, 11/17/2036	20,000	19,359
		2,739,113
Information Technology 1.0%
Cisco Systems, Inc.:
5.5%, 2/22/2016	205,000	228,914
5.5%, 1/15/2040	165,000	187,153
5.9%, 2/15/2039	40,000	47,458
Corning, Inc., 5.75%, 8/15/2040	40,000	43,564
Hewlett-Packard Co., 2.125%, 9/13/2015	125,000	126,511
International Business Machines Corp.:
5.6%, 11/30/2039	80,000	92,060
5.7%, 9/14/2017	150,000	173,262
6.5%, 1/15/2028	105,000	132,144
Microsoft Corp.:
4.2%, 6/1/2019	80,000	88,622
5.2%, 6/1/2039	40,000	44,146
Oracle Corp.:
5.0%, 7/8/2019	80,000	91,474
5.25%, 1/15/2016	80,000	88,475
6.125%, 7/8/2039	105,000	126,484
6.5%, 4/15/2038	80,000	100,163
Tyco Electronics Group SA, 6.55%, 10/1/2017	205,000	237,308
Xerox Corp., 6.75%, 2/1/2017	165,000	186,660
		1,994,398
Materials 1.3%
Alcoa, Inc.:
5.55%, 2/1/2017	62,000	65,888
5.9%, 2/1/2027	21,000	19,643
6.15%, 8/15/2020	82,000	83,992
Barrick Gold Corp., 6.95%, 4/1/2019	105,000	111,379
BHP Billiton Finance (U.S.A.) Ltd.:
5.4%, 3/29/2017	125,000	140,943
6.5%, 4/1/2019	40,000	47,888
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040 (a)	40,000	33,084
Dow Chemical Co., 5.25%, 11/15/2041	40,000	39,723
E.I. du Pont de Nemours & Co., 6.0%, 7/15/2018	145,000	171,324
International Paper Co.:
7.5%, 8/15/2021	105,000	128,875
7.95%, 6/15/2018	80,000	97,954
Monsanto Co.:
5.5%, 8/15/2025	20,000	23,174
Series 1, 5.5%, 7/30/2035	50,000	54,824
Newmont Mining Corp.:
3.5%, 3/15/2022	40,000	34,229
5.125%, 10/1/2019	80,000	84,190
5.875%, 4/1/2035	15,000	14,288
Nucor Corp.:
5.85%, 6/1/2018	20,000	23,286
6.4%, 12/1/2037	40,000	48,054
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	80,000	95,848
PPG Industries, Inc.:
6.65%, 3/15/2018	45,000	53,312
7.7%, 3/15/2038	125,000	164,633
Praxair, Inc., 4.5%, 8/15/2019	60,000	66,720
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	22,280
6.125%, 12/15/2033	41,000	45,316
Rio Tinto Finance (U.S.A.) Ltd., 9.0%, 5/1/2019	165,000	214,350
Rohm & Haas Co., 6.0%, 9/15/2017	245,000	279,369
Southern Copper Corp., 6.75%, 4/16/2040	75,000	73,741
Vale Overseas Ltd.:
6.25%, 1/23/2017	80,000	89,385
6.875%, 11/21/2036	125,000	126,561
Westvaco Corp., 7.95%, 2/15/2031	80,000	92,358
		2,546,611
Telecommunication Services 1.5%
America Movil SAB de CV:
5.75%, 1/15/2015	41,000	43,562
6.125%, 11/15/2037	30,000	32,341
6.125%, 3/30/2040	100,000	108,144
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	80,000	86,014
AT&T, Corp., 8.0%, 11/15/2031	16,000	22,282
AT&T, Inc.:
5.8%, 2/15/2019	170,000	197,167
6.55%, 2/15/2039	231,000	265,248
BellSouth Corp.:
6.0%, 11/15/2034	5,000	5,129
6.875%, 10/15/2031	10,000	11,338
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	57,551
9.625%, 12/15/2030	60,000	90,327
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	225,000	250,125
France Telecom SA, 5.375%, 7/8/2019	125,000	137,521
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	49,437
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	48,552
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	96,583
Telecom Italia Capital SA, 7.721%, 6/4/2038	80,000	81,184
Telefonica Emisiones SAU, 7.045%, 6/20/2036	75,000	82,342
Verizon Communications, Inc.:
5.55%, 2/15/2016	80,000	88,643
6.35%, 4/1/2019	305,000	361,844
7.75%, 12/1/2030	80,000	103,642
7.75%, 6/15/2032	80,000	102,273
Verizon Wireless Capital LLC, 8.5%, 11/15/2018	165,000	214,301
Vodafone Group PLC:
5.0%, 9/15/2015	145,000	157,282
6.15%, 2/27/2037	105,000	115,932
		2,808,764
Utilities 1.9%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	57,498
6.125%, 5/15/2038	82,000	97,845
American Water Capital Corp., 6.085%, 10/15/2017	80,000	92,272
Atmos Energy Corp., 4.95%, 10/15/2014	20,000	21,046
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	125,000	137,736
Series D, 7.88%, 11/1/2017	60,000	72,440
Commonwealth Edison Co.:
5.8%, 3/15/2018	40,000	46,467
Series 106, 6.15%, 9/15/2017	80,000	93,263
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	66,184
Series 08-B, 6.75%, 4/1/2038	40,000	51,657
Constellation Energy Group, Inc., 4.55%, 6/15/2015	25,000	26,613
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	40,000	43,255
Series F, 5.25%, 8/1/2033	80,000	86,908
Series B, 5.95%, 6/15/2035	40,000	46,276
DTE Electric Co., 5.7%, 10/1/2037	40,000	46,795
Duke Energy Carolinas LLC, 6.05%, 4/15/2038	115,000	135,377
Duke Energy Indiana, Inc., 6.45%, 4/1/2039	125,000	154,493
Entergy Texas, Inc., 7.125%, 2/1/2019	115,000	137,157
Exelon Corp., 5.625%, 6/15/2035	20,000	20,556
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	115,469
Florida Power & Light Co.:
4.95%, 6/1/2035	40,000	43,444
5.55%, 11/1/2017	80,000	92,497
5.65%, 2/1/2037	40,000	46,404
KeySpan Corp., 8.0%, 11/15/2030	40,000	51,160
MidAmerican Energy Holdings Co., 6.125%, 4/1/2036	145,000	164,497
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	31,409
NiSource Finance Corp.:
5.25%, 9/15/2017	60,000	66,759
5.45%, 9/15/2020	60,000	66,908
Northern States Power Co., 6.25%, 6/1/2036	80,000	98,738
Oncor Electric Delivery Co., 7.0%, 9/1/2022	80,000	99,306
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	43,661
6.05%, 3/1/2034	100,000	116,593
PPL Energy Supply LLC, 5.4%, 8/15/2014	80,000	84,007
PSEG Power LLC, 5.5%, 12/1/2015	40,000	44,013
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	22,759
5.795%, 3/15/2040	80,000	94,097
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	46,390
Scottish Power Ltd., 5.375%, 3/15/2015	125,000	132,246
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	54,360
6.65%, 4/1/2029	80,000	98,354
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	47,717
Southern Union Co., 8.25%, 11/15/2029	40,000	50,082
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	125,000	141,900
TransAlta Corp., 4.75%, 1/15/2015	125,000	130,664
Union Electric Co., 6.4%, 6/15/2017	80,000	93,794
United Utilities PLC, 5.375%, 2/1/2019	25,000	27,154
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	63,209
Xcel Energy, Inc., 6.5%, 7/1/2036	60,000	73,754
		3,675,183
Total Corporate Bonds (Cost $43,594,421)		47,263,216

Mortgage-Backed Securities Pass-Throughs 30.0%
Federal Home Loan Mortgage Corp.:
2.075%*, 12/1/2033	35,286	36,928
2.27%*, 9/1/2037	41,403	44,060
2.375%*, with various maturities from 6/1/2035 until 12/1/2035	109,394	116,291
2.49%*, 9/1/2035	28,307	30,221
2.5%*, with various maturities from 3/1/2027 until 3/1/2035	364,956	367,899
2.568%*, 3/1/2036	258,914	275,837
2.685%*, 8/1/2036	15,025	15,959
2.756%*, 11/1/2035	31,969	33,627
2.779%*, 5/1/2037	16,567	17,647
2.855%*, 9/1/2035	78,604	82,625
3.0%, with various maturities from 11/1/2026 until 4/1/2043	1,043,884	1,033,185
3.055%*, 4/1/2037	26,767	28,479
3.16%*, 11/1/2035	65,658	69,776
3.5%, with various maturities from 8/1/2027 until 7/1/2042	2,691,075	2,755,162
4.0%, with various maturities from 1/1/2020 until 8/1/2042	2,030,317	2,120,156
4.326%*, 4/1/2036	12,918	13,528
4.5%, with various maturities from 1/1/2020 until 9/1/2041	2,617,609	2,770,576
4.904%*, 12/1/2034	16,479	17,467
5.0%, with various maturities from 12/1/2017 until 3/1/2040	2,252,482	2,422,436
5.482%*, 1/1/2037	15,277	16,235
5.5%, with various maturities from 11/1/2013 until 11/1/2038	2,044,575	2,203,952
5.696%*, 4/1/2037	66,016	69,546
5.737%*, 2/1/2038	75,138	79,242
5.994%*, 12/1/2036	10,475	11,039
6.0%, with various maturities from 9/1/2021 until 2/1/2038	877,404	956,564
6.047%*, 5/1/2037	12,223	13,124
6.078%*, 2/1/2037	18,485	19,675
6.5%, with various maturities from 12/1/2014 until 11/1/2037	578,676	649,377
7.0%, with various maturities from 12/1/2024 until 12/1/2026	13,684	15,749
7.5%, with various maturities from 5/1/2024 until 6/1/2027	3,529	4,053
Federal National Mortgage Association:
2.273%*, 6/1/2035	62,102	64,996
2.347%*, 6/1/2035	41,416	43,992
2.494%*, 3/1/2035	75,159	79,637
2.5%, 9/1/2042 (b)	300,000	279,047
2.59%*, 3/1/2037	21,797	23,345
2.685%*, 4/1/2035	75,289	80,454
2.722%*, 10/1/2036	27,258	28,907
2.725%*, 6/1/2036	50,458	52,811
2.741%*, 1/1/2036	56,802	60,701
2.746%*, 1/1/2037	12,852	13,756
2.748%*, 7/1/2035	25,190	26,740
2.767%*, 1/1/2036	46,959	50,264
2.81%*, 11/1/2036	33,219	35,669
2.86%*, 1/1/2037	27,341	29,358
3.0%, with various maturities from 1/1/2027 until 5/1/2043 (b)	3,547,639	3,524,710
3.172%*, 8/1/2036	14,432	15,380
3.489%*, 6/1/2041	161,376	167,688
3.5%, with various maturities from 12/1/2026 until 8/1/2042	4,591,641	4,698,488
3.508%*, 5/1/2041	110,619	115,620
3.61%*, 5/1/2040	140,045	148,343
4.0%, with various maturities from 12/1/2020 until 4/1/2042	6,403,106	6,701,394
4.5%, with various maturities from 2/1/2020 until 6/1/2042	4,705,842	5,001,127
4.92%*, 8/1/2035	47,601	49,952
5.0%, with various maturities from 11/1/2020 until 9/1/2041	3,627,174	3,918,457
5.5%, with various maturities from 8/1/2019 until 12/1/2038	1,692,593	1,836,759
6.0%, with various maturities from 12/1/2016 until 11/1/2037	1,471,877	1,604,193
6.004%*, 9/1/2036	11,261	11,802
6.5%, with various maturities from 1/1/2018 until 1/1/2038	921,212	1,028,063
7.0%, with various maturities from 10/1/2015 until 6/1/2038	296,740	336,935
7.5%, with various maturities from 1/1/2024 until 4/1/2028	10,049	11,645
8.0%, with various maturities from 12/1/2021 until 11/1/2031	19,720	23,264
8.5%, with various maturities from 12/1/2025 until 8/1/2031	5,144	6,052
Government National Mortgage Association:
3.0%*, with various maturities from 6/20/2041 until 4/20/2043	1,209,791	1,212,569
3.5%, with various maturities from 10/20/2041 until 8/20/2042	1,543,792	1,587,397
4.0%, with various maturities from 11/15/2024 until 5/20/2042	1,505,525	1,586,425
4.5%, with various maturities from 5/15/2039 until 1/20/2041	2,468,685	2,643,808
5.0%, with various maturities from 10/20/2035 until 8/20/2042	2,098,021	2,276,166
5.5%, with various maturities from 9/15/2033 until 10/20/2040	1,455,985	1,599,027
6.0%, with various maturities from 2/15/2029 until 12/15/2038	529,227	588,332
6.5%, with various maturities from 11/15/2023 until 10/20/2037	359,628	407,684
7.0%, 1/15/2039	64,793	74,234
7.5%, with various maturities from 8/15/2029 until 6/15/2032	25,613	30,001
8.0%, with various maturities from 7/15/2022 until 3/15/2032	45,892	53,914
Total Mortgage-Backed Securities Pass-Throughs (Cost $57,249,325)		58,419,521

Asset-Backed 0.4%
Automobile Receivables 0.2%
Carmax Auto Owner Trust, "A3", Series 2012-2, 0.84%, 3/15/2017	125,000	125,235
Honda Auto Receivables Owner Trust, "A4", Series 2012-1, 0.97%, 4/16/2018	100,000	100,311
Volkswagen Auto Loan Enhanced Trust, "A3", Series 2012-2, 0.46%, 1/20/2017	125,000	124,441
		349,987
Credit Card Receivables 0.1%
Citibank Credit Card Issuance Trust:
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	111,447
"A8", Series 2007-A8, 5.65%, 9/20/2019	100,000	116,162
		227,609
Utilities 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	109,893
Entergy Texas Restoration Funding LLC, "A3", Series 2009-A, 4.38%, 11/1/2023	50,000	54,759
		164,652
Total Asset-Backed (Cost $715,628)		742,248

Commercial Mortgage-Backed Securities 1.8%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-4, 5.675%, 7/10/2046	100,000	110,742
Banc of America Merrill Lynch Commercial Mortgage, Inc., "AJ", Series 2005-6, 5.185%*, 9/10/2047	80,000	84,453
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4A", Series 2005-PWR9, 4.871%, 9/11/2042	75,000	79,937
"A4", Series 2007-T26, 5.471%, 1/12/2045	100,000	112,100
Citigroup Commercial Mortgage Trust, "A3", Series 2006-C4, 5.939%*, 3/15/2049	80,000	87,590
Commercial Mortgage Pass-Through Certificates:
"A3", Series 2006-C5, 5.311%, 12/15/2039	80,000	87,851
"A3", Series 2006-C4, 5.467%, 9/15/2039	120,155	132,371
"A4", Series 2006-C1, 5.569%*, 2/15/2039	315,000	344,109
Commercial Mortgage Trust:
"A4", Series 2006-C8, 5.306%, 12/10/2046	220,000	242,709
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	128,795
"A4", Series 2007-C9, 5.8%*, 12/10/2049	80,000	90,705
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	105,035
"A4", Series 2007-GG10, 5.982%*, 8/10/2045	105,000	117,008
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2005-CB12, 4.895%, 9/12/2037	150,000	159,826
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	125,000	138,397
"A4", Series 2007-CB18, 5.44%, 6/12/2047	85,000	94,175
"AJ", Series 2005-LDP5, 5.488%*, 12/15/2044	85,000	90,181
"A4", Series 2007-CB19, 5.901%*, 2/12/2049	100,000	112,126
LB-UBS Commercial Mortgage Trust:
"A2", Series 2006-C6, 5.262%, 9/15/2039	576	576
"A3", Series 2007-C2, 5.43%, 2/15/2040	145,000	159,047
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	54,157
"A4", Series 2007-C6, 5.858%, 7/15/2040	100,000	110,742
"A3", Series 2007-C7, 5.866%, 9/15/2045	86,415	96,317
Morgan Stanley Capital I Trust:
"A2", Series 2011-C3, 3.224%, 7/15/2049	100,000	104,822
"A4", Series 2007-T27, 5.816%*, 6/11/2042	150,000	169,591
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	175,000	173,104
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2006-C23, 5.418%, 1/15/2045	45,936	49,420
"AM", Series 2005-C22, 5.515%*, 12/15/2044	85,000	90,892
"AM", Series 2006-C26, 6.187%*, 6/15/2045	110,000	120,566
Total Commercial Mortgage-Backed Securities (Cost $3,154,529)		3,447,344

Government & Agency Obligations 42.1%
Other Government Related (c) 1.1%
European Investment Bank:
4.875%, 2/15/2036	165,000	184,978
5.125%, 5/30/2017	40,000	45,652
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	80,000	108,714
International Bank for Reconstruction & Development:
4.75%, 2/15/2035	20,000	22,991
5.0%, 4/1/2016	40,000	44,627
8.625%, 10/15/2016	100,000	123,670
Japan Bank for International Corp., 2.875%, 2/2/2015	300,000	311,037
KFW:
Zero Coupon, 6/29/2037	410,000	161,417
2.375%, 8/25/2021	165,000	162,426
2.625%, 3/3/2015	495,000	512,978
4.125%, 10/15/2014	125,000	130,868
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	165,000	173,201
5.125%, 2/1/2017	80,000	91,032
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	35,000	38,325
6.625%, 6/15/2035	40,000	42,000
		2,153,916
Sovereign Bonds 1.8%
Federal Republic of Brazil:
5.625%, 1/7/2041	150,000	149,250
6.0%, 1/17/2017	100,000	112,500
7.125%, 1/20/2037	40,000	47,600
8.875%, 10/14/2019	80,000	105,200
8.875%, 4/15/2024	80,000	110,400
Province of Ontario:
4.0%, 10/7/2019	245,000	266,523
4.4%, 4/14/2020	200,000	221,761
4.5%, 2/3/2015	125,000	132,772
4.95%, 11/28/2016	25,000	28,150
Province of Quebec:
4.625%, 5/14/2018	40,000	45,044
5.125%, 11/14/2016	40,000	45,272
Series NN, 7.125%, 2/9/2024	80,000	104,020
Series PD, 7.5%, 9/15/2029	80,000	109,892
Republic of Colombia, 4.375%, 7/12/2021	250,000	260,375
Republic of Italy:
5.375%, 6/12/2017	100,000	108,720
5.375%, 6/15/2033	80,000	80,265
Republic of Korea:
4.875%, 9/22/2014	40,000	41,693
5.125%, 12/7/2016	100,000	111,916
Republic of Panama:
5.2%, 1/30/2020	100,000	109,100
7.25%, 3/15/2015	80,000	87,400
Republic of Peru:
6.55%, 3/14/2037	40,000	47,200
7.35%, 7/21/2025	115,000	147,200
Republic of Philippines, 5.5%, 3/30/2026	200,000	228,000
Republic of Poland, 6.375%, 7/15/2019	165,000	192,441
Republic of South Africa, 6.875%, 5/27/2019	100,000	113,250
Republic of Turkey, 6.0%, 1/14/2041	200,000	199,500
State of Israel, 5.125%, 3/26/2019	100,000	112,400
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	207,680
		3,525,524
U.S. Government Sponsored Agencies 5.4%
Federal Home Loan Bank:
0.5%, 11/20/2015	1,230,000	1,224,694
1.0%, 6/21/2017	820,000	809,966
Federal Home Loan Mortgage Corp.:
1.0%, 8/20/2014	822,000	829,153
2.375%, 1/13/2022	411,000	397,732
2.5%, 5/27/2016	822,000	863,367
2.875%, 2/9/2015	822,000	855,540
3.75%, 3/27/2019	622,000	682,417
6.25%, 7/15/2032	100,000	132,591
6.75%, 9/15/2029	3,000	4,080
Federal National Mortgage Association:
0.5%, 5/27/2015	572,000	572,667
0.5%, 7/2/2015	822,000	819,149
0.75%, 12/19/2014	1,643,000	1,652,096
0.875%, 8/28/2014	1,100,000	1,106,625
6.25%, 5/15/2029	105,000	138,418
7.125%, 1/15/2030	41,000	58,674
7.25%, 5/15/2030	164,000	239,031
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	208,148
		10,594,348
U.S. Treasury Obligations 33.8%
U.S. Treasury Bonds:
2.75%, 11/15/2042	1,000,000	862,188
3.5%, 2/15/2039	822,000	835,358
3.875%, 8/15/2040	411,000	444,266
4.25%, 5/15/2039	1,006,000	1,156,586
4.375%, 2/15/2038	464,000	543,315
4.5%, 2/15/2036	41,000	48,822
4.5%, 8/15/2039	1,027,000	1,227,907
4.625%, 2/15/2040	904,000	1,101,609
6.0%, 2/15/2026	316,000	424,230
6.25%, 8/15/2023	986,000	1,323,089
7.25%, 8/15/2022	341,000	481,263
7.625%, 11/15/2022	74,000	107,288
7.875%, 2/15/2021	1,068,000	1,513,557
8.0%, 11/15/2021	464,000	672,691
U.S. Treasury Notes:
0.625%, 8/31/2017	3,286,000	3,218,483
0.625%, 11/30/2017	2,108,000	2,055,136
0.75%, 12/31/2017	2,465,000	2,411,655
0.875%, 11/30/2016	1,643,000	1,644,027
0.875%, 2/28/2017	5,751,000	5,736,622
1.375%, 11/30/2015	1,643,000	1,677,914
1.625%, 8/15/2022	2,465,000	2,312,670
2.0%, 11/15/2021	822,000	807,807
2.0%, 2/15/2022	1,643,000	1,606,931
2.125%, 11/30/2014	1,643,000	1,686,707
2.125%, 8/15/2021	3,019,000	3,006,737
2.25%, 1/31/2015	1,643,000	1,694,152
2.25%, 3/31/2016	2,286,000	2,389,048
2.375%, 8/31/2014	2,465,000	2,526,817
2.375%, 9/30/2014	986,000	1,012,422
2.625%, 7/31/2014	1,849,000	1,897,320
2.625%, 2/29/2016	1,438,000	1,516,754
2.625%, 8/15/2020	1,849,000	1,932,205
3.0%, 8/31/2016	1,643,000	1,759,421
3.25%, 3/31/2017	2,875,000	3,116,678
3.375%, 11/15/2019	1,232,000	1,355,584
3.625%, 8/15/2019	2,054,000	2,287,803
3.625%, 2/15/2020	822,000	916,980
3.625%, 2/15/2021	1,643,000	1,826,168
3.75%, 11/15/2018	390,000	435,977
4.5%, 11/15/2015	1,216,000	1,331,235
4.5%, 2/15/2016	542,000	597,682
4.875%, 8/15/2016	1,992,000	2,247,225
		65,750,329
Total Government & Agency Obligations (Cost $78,786,278)		82,024,117

Municipal Bonds and Notes 0.9%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	95,173
California, State Build America Bonds, 7.55%, 4/1/2039	75,000	100,708
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029	80,000	84,426
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	40,000	46,934
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035	40,000	48,571
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040	80,000	95,627
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	88,463
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	46,694
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028	245,000	273,207
Series B, 6.561%, 12/15/2040	40,000	46,513
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	22,325
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	93,563
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.724%, 6/15/2042	80,000	91,569
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049	80,000	98,213
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	39,754
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	24,237
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	85,447
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	37,229
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040	125,000	139,685
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	47,416
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046	40,000	41,304
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	45,474
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	46,332
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	40,790
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	44,783
Total Municipal Bonds and Notes (Cost $1,642,357)		1,824,437

	Shares	Value ($)

Securities Lending Collateral 0.3%
Daily Assets Fund Institutional, 0.10% (d) (e) (Cost $488,554)	488,554	488,554

Cash Equivalents 1.6%
Central Cash Management Fund, 0.07% (d) (Cost $3,175,654)	3,175,654	3,175,654

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $188,806,746)†	101.3	197,385,091
Other Assets and Liabilities, Net	(1.3)	(2,489,884)
Net Assets	100.0	194,895,207

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2013.

† The cost for federal income tax purposes was $188,795,941. At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $8,589,150. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,377,220 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,788,070.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of securities loaned at June 30, 2013 amounted to $469,095, which is 0.2% of net assets.

(b) When-issued or delayed delivery security included.

(c) Government-backed debt issued by financial companies or government-sponsored enterprises.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (f)
Corporate Bonds	$—	$47,263,216	$—	$47,263,216
Mortgage-Backed Securities Pass-Throughs	—	58,419,521	—	58,419,521
Asset-Backed	—	742,248	—	742,248
Commercial Mortgage-Backed Securities	—	3,447,344	—	3,447,344
Government & Agency Obligations	—	82,024,117	—	82,024,117
Municipal Bonds and Notes	—	1,824,437	—	1,824,437
Short-Term Investments (f)	3,664,208	—	—	3,664,208
Total	$3,664,208	$193,720,883	$—	$197,385,091

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $185,142,538) — including $469,095 of securities loaned	$193,720,883
Investment in Daily Assets Fund Institutional (cost $488,554)*	488,554
Investment in Central Cash Management Fund (cost $3,175,654)	3,175,654
Total investments in securities, at value (cost $188,806,746)	197,385,091
Cash	10,000
Receivable for investments sold	134,685
Receivable for Fund shares sold	202,743
Interest receivable	1,543,008
Due from Advisor	11,462
Other assets	36,751
Total assets	199,323,740
Liabilities
Payable upon return of securities loaned	488,554
Payable for investments purchased — when-issued/delayed delivery securities	1,690,530
Payable for Fund shares redeemed	2,001,984
Distributions payable	93,409
Accrued Trustees' fees	4,479
Other accrued expenses and payables	149,577
Total liabilities	4,428,533
Net assets, at value	$194,895,207
Net Assets Consist of
Distributions in excess of net investment income	(867)
Net unrealized appreciation (depreciation) on investments	8,578,345
Accumulated net realized gain (loss)	9,803,896
Paid-in capital	176,513,833
Net assets, at value	$194,895,207

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2013 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($22,120,633 ÷ 2,118,865 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.44
Maximum offering price per share (100 ÷ 97.25 of $10.44)	$10.74
Class S Net Asset Value, offering and redemption price per share ($29,910,779 ÷ 2,865,453 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.44
Institutional Class Net Asset Value, offering and redemption price per share ($142,863,795 ÷ 13,688,213 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.44

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2013 (Unaudited)
Investment Income
Interest	$3,740,794
Income distributions — Central Cash Management Fund	4,119
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	1,041
Total income	3,745,954
Expenses: Management fee	189,008
Administration fee	126,005
Services to shareholders	108,792
Distribution service fee	30,032
Custodian fee	19,773
Audit and tax fees	36,078
Legal fees	10,357
Reports to shareholders	29,557
Registration fees	21,395
Trustees' fees and expenses	10,490
Other	36,617
Total expenses before expense reductions	618,104
Expense reductions	(301,874)
Total expenses after expense reductions	316,230
Net investment income	3,429,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	6,363,662
In-kind redemptions	3,424,837
9,788,499
Change in net unrealized appreciation (depreciation) on investments	(19,538,689)
Net gain (loss)	(9,750,190)
Net increase (decrease) in net assets resulting from operations	$(6,320,466)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations: Net investment income	$3,429,724	$11,493,556
Net realized gain (loss)	9,788,499	7,217,520
Change in net unrealized appreciation (depreciation)	(19,538,689)	(1,974,878)
Net increase (decrease) in net assets resulting from operations	(6,320,466)	16,736,198
Distributions to shareholders from: Net investment income: Class A	(310,531)	(831,221)
Class S	(409,601)	(713,700)
Institutional Class	(2,710,459)	(9,949,496)
Net realized gains: Class A	(74,702)	(521,588)
Class S	(86,571)	(629,443)
Institutional Class	(430,909)	(6,616,505)
Total distributions	(4,022,773)	(19,261,953)
Fund share transactions: Proceeds from shares sold	42,591,508	160,399,736
Reinvestment of distributions	3,043,718	16,925,898
Payments for shares redeemed	(199,322,824)	(215,317,118)
In-kind redemptions	(51,437,936)	—
Net increase (decrease) in net assets from Fund share transactions	(205,125,534)	(37,991,484)
Increase (decrease) in net assets	(215,468,773)	(40,517,239)
Net assets at beginning of period	410,363,980	450,881,219
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income $867 and $0, respectively)	$194,895,207	$410,363,980

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010	Period Ended 12/31/09a
Selected Per Share Data
Net asset value, beginning of period	$10.90		$10.97	$10.60	$10.37	$10.26
Income (loss) from investment operations: Net investment incomeb	.13		.26	.27	.28	.27
Net realized and unrealized gain (loss)	(.43)		.14	.48	.32	.16
Total from investment operations	(.30)		.40	.75	.60	.43
Less distributions from: Net investment income	(.13)		(.26)	(.27)	(.28)	(.29)
Net realized gains	(.03)		(.21)	(.11)	(.09)	(.03)
Total distributions	(.16)		(.47)	(.38)	(.37)	(.32)
Net asset value, end of period	$10.44		$10.90	$10.97	$10.60	$10.37
Total Return (%)c,d	(2.74	)**	3.72	7.18	5.69	4.43	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22		27	88	94	12
Ratio of expenses before expense reductions (%)	.73	*	.70	.71	.69	.79	*
Ratio of expenses after expense reductions (%)	.55	*	.59	.57	.52	.57	*
Ratio of net investment income (%)	2.47	*	2.45	2.56	2.60	3.03	*
Portfolio turnover rate (%)	25	e**	105	146	167	132
a For the period from February 17, 2009 (commencement of operations of Class A shares) to December 31, 2009.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

			Years Ended December 31,
Class S	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010	Period Ended 12/31/09a
Selected Per Share Data
Net asset value, beginning of period	$10.90		$10.97	$10.60	$10.38	$10.26
Income (loss) from investment operations: Net investment incomeb	.14		.29	.29	.30	.30
Net realized and unrealized gain (loss)	(.43)		.14	.48	.31	.16
Total from investment operations	(.29)		.43	.77	.61	.46
Less distributions from: Net investment income	(.14)		(.29)	(.29)	(.30)	(.31)
Net realized gains	(.03)		(.21)	(.11)	(.09)	(.03)
Total distributions	(.17)		(.50)	(.40)	(.39)	(.34)
Net asset value, end of period	$10.44		$10.90	$10.97	$10.60	$10.38
Total Return (%)c	(2.66	)**	4.01	7.39	5.89	4.59	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30		30	23	43	32
Ratio of expenses before expense reductions (%)	.53	*	.48	.58	.59	.66	*
Ratio of expenses after expense reductions (%)	.34	*	.37	.39	.34	.34	*
Ratio of net investment income (%)	2.68	*	2.66	2.73	2.78	3.38	*
Portfolio turnover rate (%)	25	d**	105	146	167	132
a For the period from February 17, 2009 (commencement of operations of Class S shares) to December 31, 2009.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

			Years Ended December 31,
Institutional Class	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.90		$10.97	$10.60	$10.38	$10.30	$10.29
Income (loss) from investment operations: Net investment incomea	.15		.31	.32	.32	.38	.54
Net realized and unrealized gain (loss)	(.43)		.14	.48	.31	.13	.01
Total from investment operations	(.28)		.45	.80	.63	.51	.55
Less distributions from: Net investment income	(.15)		(.31)	(.32)	(.32)	(.40)	(.54)
Net realized gains	(.03)		(.21)	(.11)	(.09)	(.03)	—
Total distributions	(.18)		(.52)	(.43)	(.41)	(.43)	(.54)
Net asset value, end of period	$10.44		$10.90	$10.97	$10.60	$10.38	$10.30
Total Return (%)b	(2.61	)**	4.17	7.62	6.08	5.05	5.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	143		353	340	398	341	171
Ratio of expenses before expense reductions (%)	.45	*	.37	.39	.39	.42	.43
Ratio of expenses after expense reductions (%)	.20	*	.22	.20	.16	.15	.15
Ratio of net investment income (%)	2.76	*	2.82	2.93	2.96	3.72	5.24
Portfolio turnover rate (%)	25	c**	105	146	167	132	47
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS U.S. Bond Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2013, the Fund had securities on loan with a gross value of $469,095. The value of the related collateral, $488,554, exceeded the value of the securities loaned at period end.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2013, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $63,514,209 and $119,139,158, respectively. Purchases and sales of U.S. Treasury obligations aggregated $971,957 and $81,478,900, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2013 through April 30, 2013, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

For the period from May 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.52%.

For the period from January 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.67%
Institutional Class	.42%

In addition, for the period from January 1, 2013 through June 30, 2013, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the six months ended June 30, 2013, the fee pursuant to the Investment Management Agreement aggregated $189,008, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2013, the Administration Fee was $126,005, of which $44,390 was waived and $8,573 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholders servicing fee it receives from the Fund. For the six months ended June 30, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2013
Class A	$10,374	$—	$3,691
Class S	6,636	—	2,299
Institutional Class	30,161	30,161	—
	$47,171	$30,161	$5,990

In addition, the Advisor reimbursed the Fund $38,315 of sub-recordkeeping expenses for Institutional Class shares.

Distribution Service Fee. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to Class A shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2013	Annualized Effective Rate
Class A	$30,032	$12,799	.24%

Underwriting Agreement. DIDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2013. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2013, the amount charged to the Fund by the Advisor included in the Statement of Operations under "reports to shareholders" aggregated $10,982, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2013, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $116.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2013.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	363,380	$3,925,745	925,571	$10,215,431
Class S	669,000	7,226,569	1,644,813	18,200,847
Institutional Class	2,914,175	31,439,194	11,984,631	131,983,458
		$42,591,508		$160,399,736
Shares issued to shareholders in reinvestment of distributions
Class A	34,781	$373,401	122,708	$1,348,276
Class S	44,422	476,601	120,878	1,328,175
Institutional Class	204,134	2,193,716	1,296,608	14,249,447
		$3,043,718		$16,925,898
Shares redeemed
Class A	(762,842)	$(8,220,447)	(6,614,651)	$(72,768,399)
Class S	(616,467)	(6,625,031)	(1,058,899)	(11,617,714)
Institutional Class	(17,076,529)	(184,477,346)	(11,858,617)	(130,931,005)
		$(199,322,824)		$(215,317,118)
In-kind redemptions
Institutional Class	(4,762,772)	$(51,437,936)	—	$—
Net increase (decrease)
Class A	(364,681)	$(3,921,301)	(5,566,372)	$(61,204,692)
Class S	96,955	1,078,139	706,792	7,911,308
Institutional Class	(18,720,992)	(202,282,372)	1,422,622	15,301,900
		$(205,125,534)		$(37,991,484)

F. In-Kind Redemptions

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2013, the Fund realized $3,424,837 of net gain attributable to in-kind redemptions.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2013 to June 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2013 (Unaudited)
Actual Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/13	$972.60	$973.40	$973.90
Expenses Paid per $1,000*	$2.69	$1.66	$0.98
Hypothetical 5% Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/13	$1,022.07	$1,023.11	$1,023.80
Expenses Paid per $1,000*	$2.76	$1.71	$1.00

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class S	Institutional Class
DWS U.S. Bond Index Fund	.55%	.34%	.20%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class S	Institutional Class
Nasdaq Symbol	BONDX	BONSX	BTUSX
CUSIP Number	23339C 735	23339C 743	23339C 750
Fund Number	648	2048	548

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.

Rev. 09/2012

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DBIF-3
(R-028294-2 8/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2013